6. Trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TradeAccountsReceivableLineItemLineItems [Line Items]
Gross accounts receivable	R$ 4,061,932	R$ 3,656,044
Provision for expected credit losses	(774,077)	(686,928)	R$ (464,745)
Current portion	(3,184,780)	(2,838,808)
Non-current portion	103,075	130,308
Trade accounts receivable	3,287,855	2,969,116
Billed Services [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Gross accounts receivable	2,076,569	1,733,229
Unbilled Services [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Gross accounts receivable	858,418	774,484
Network Use (Interconnection) [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Gross accounts receivable	438,168	455,228
Sale Of Goods [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Gross accounts receivable	670,573	691,312
Contractual Asset [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Gross accounts receivable	15,142	130
Other Accounts Receivable [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Gross accounts receivable	R$ 3,062	R$ 1,661